PBHG INSURANCE SERIES FUND, INC.

                      SUPPLEMENT DATED MAY 22, 1998 TO THE
                          PROSPECTUS DATED MAY 1, 1998

This Supplement updates certain information contained in the above-dated Prospectus. You should retain both this Supplement and the Prospectus for future reference. You may obtain an additional copy of the Prospectus, free of charge, by calling 1-800-347-9256.

Effective May 22, 1998, Jeffrey A. Wrona, CFA and Michael S. Hahn, CFA are co-portfolio managers of the PBHG Technology & Communications Portfolio. Mr. Wrona holds a Master's Degree in Business Administration and a Bachelor's Degree in Engineering from the University of Michigan. Mr. Wrona joined the Adviser in 1997. Mr. Wrona served for seven years as a Senior Portfolio Manager at Munder Capital Management where he co-founded Munder's Mid-Cap Growth product and managed mutual fund and separate account portfolios. Mr. Wrona's prior experience includes securities analysis at Drexel Burnham Lambert. Mr. Wrona began his business career as a product design engineer with Ford Motor Company.

Mr. Hahn holds a Master's Degree in Finance from the University of Maryland and a Bachelor's Degree from The Pennsylvania State University. Mr. Hahn joined the Adviser in 1997. Prior to joining the Adviser, Mr. Hahn was an Assistant Portfolio Manager for First National Bank of Maryland. Michael's experience also includes positions in corporate finance/accounting for IBM-Federal Systems and residential real estate management with Southern Management.

                        PBHG INSURANCE SERIES FUND, INC.

                      SUPPLEMENT DATED MAY 22, 1998 TO THE
                          PROSPECTUS DATED MAY 1, 1998

                            PBHG GROWTH II PORTFOLIO
                   PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

This Supplement updates certain information contained in the above-dated Prospectus. You should retain both this Supplement and the Prospectus for future reference. You may obtain an additional copy of the Prospectus, free of charge, by calling 1-800-347-9256.

Effective May 22, 1998, Jeffrey A. Wrona, CFA and Michael S. Hahn, CFA are co-portfolio managers of the PBHG Technology & Communications Portfolio. Mr. Wrona holds a Master's Degree in Business Administration and a Bachelor's Degree in Engineering from the University of Michigan. Mr. Wrona joined the Adviser in 1997. Mr. Wrona served for seven years as a Senior Portfolio Manager at Munder Capital Management where he co-founded Munder's Mid-Cap Growth product and managed mutual fund and separate account portfolios. Mr. Wrona's prior experience includes securities analysis at Drexel Burnham Lambert. Mr. Wrona began his business career as a product design engineer with Ford Motor Company.

Mr. Hahn holds a Master's Degree in Finance from the University of Maryland and a Bachelor's Degree from The Pennsylvania State University. Mr. Hahn joined the Adviser in 1997. Prior to joining the Adviser, Mr. Hahn was an Assistant Portfolio Manager for First National Bank of Maryland. Michael's experience also includes positions in corporate finance/accounting for IBM-Federal Systems and residential real estate management with Southern Management.

                        PBHG INSURANCE SERIES FUND, INC.

                      SUPPLEMENT DATED MAY 22, 1998 TO THE
                          PROSPECTUS DATED MAY 1, 1998

                            PBHG GROWTH II PORTFOLIO
                         PBHG SMALL CAP VALUE PORTFOLIO
                         PBHG LARGE CAP VALUE PORTFOLIO
                   PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
                            PBHG SELECT 20 PORTFOLIO

This Supplement updates certain information contained in the above-dated Prospectus. You should retain both this Supplement and the Prospectus for future reference. You may obtain an additional copy of the Prospectus, free of charge, by calling 1-800-347-9256.

Effective May 22, 1998, Jeffrey A. Wrona, CFA and Michael S. Hahn, CFA are co-portfolio managers of the PBHG Technology & Communications Portfolio. Mr. Wrona holds a Master's Degree in Business Administration and a Bachelor's Degree in Engineering from the University of Michigan. Mr. Wrona joined the Adviser in 1997. Mr. Wrona served for seven years as a Senior Porttolio Manager at Munder Capital Management where he co-founded Munder's Mid-Cap Growth product and managed mutual fund and separate account portfolios. Mr. Wrona's prior experience includes securities analysis at Drexel Burnham Lambert. Mr. Wrona began his business career as a product design engineer with Ford Motor Company.

Mr. Hahn holds a Master's Degree in Finance from the University of Maryland and a Bachelor's Degree from The Pennsylvania State University. Mr. Hahn joined the Adviser in 1997. Prior to joining the Adviser, Mr. Hahn was an Assistant Portfolio Manager for First National Bank of Maryland. Michael's experience also includes positions in corporate finance/accounting for IBM-Federal Systems and residential real estate management with Southern Management

                        PBHG INSURANCE SERIES FUND, INC.

                      SUPPLEMENT DATED MAY 22, 1998 TO THE
                          PROSPECTUS DATED MAY 1, 1998

                            PBHG GROWTH II PORTFOLIO
                         PBHG LARGE CAP GROWTH PORTFOLIO
                   PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

This Supplement updates certain information contained in the above-dated Prospectus. You should retain both this Supplement and the Prospectus for future reference. You may obtain an additional copy of the Prospectus, free of charge, by calling 1-800-347-9256.

Effective May 22, 1998, Jeffrey A. Wrona, CFA and Michael S. Hahn, CFA are co-portfolio managers of the PBHG Technology & Communications Portfolio. Mr. Wrona holds a Master's Degree in Business Administration and a Bachelor's Degree in Engineering from the University of Michigan. Mr. Wrona joined the Adviser in 1997. Mr. Wrona served for seven years as a Senior Portfolio Manager at Munder Capital Management where he co-founded Munder's Mid-Cap Growth product and managed mutual fund and separate account portfolios. Mr. Wrona's prior experience includes securities analysis at Drexel Burnham Lambert. Mr. Wrona began his business career as a product design engineer with Ford Motor Company.

Mr. Hahn holds a Master's Degree in Finance from the University of Maryland and a Bachelor's Degree from The Pennsylvania State University. Mr. Hahn joined the Adviser in 1997. Prior to joining the Adviser, Mr. Hahn was an Assistant Portfolio Manager for First National Bank of Maryland. Michael's experience also includes positions in corporate finance/accounting for IBM-Federal Systems and residential real estate management with Southern Management.